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                     METROPOLITAN LIFE SEPARATE ACCOUNT E
      PREFERENCE PLUS (R) ACCOUNT (B Version) VARIABLE ANNUITY CONTRACTS
          ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE ANNUITY CONTRACTS
        METLIFE FINANCIAL FREEDOM SELECT (R) VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

SUPPLEMENT DATED AUGUST 16, 2013 TO THE PROSPECTUSES DATED APRIL 29, 2013 (the
                                 "PROSPECTUS")

This supplement describes changes to Preference Plus Account variable annuity contracts ("PPA"), Enhanced Preference Plus Account variable annuity contracts ("EPPA") and MetLife Financial Freedom Select (R) variable annuity contracts ("MFFS (R)") issued by Metropolitan Life Insurance Company ("MetLife", "we", "us" or "our").

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the Prospectus. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 or call us at (800) 638-7732.

DISCONTINUANCE OF SALES TO NEW EMPLOYER SPONSORED RETIREMENT PLANS

As of the close of the New York Stock Exchange on October 4, 2013, MetLife will no longer make available for sale to new employer sponsored retirement plans the PPA, EPPA and MFFS variable annuity contracts. Sales of the MFFS Simplified Employee Pensions ("SEPs") and SIMPLE Individual Retirement Annuities ("SIMPLE IRAs") variable annuity contracts to new plans will continue to be permitted on and after the close of the New York Stock Exchange on October 4, 2013, subject to our underwriting requirements. However, the optional Guaranteed Minimum Income Benefit ("GMIB") and Lifetime Withdrawal Guarantee Benefit ("LWG") riders will no longer be available in connection with these sales.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MetLife
P.O. Box 10342
Des Moines, IA 50306-0342
Telephone: (800) 638-7732

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